Other Income, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
OTHER INCOME, NET [Abstract]
Sub-lease income	$ 276,895		$ 317,915		$ 249,123
Gain on derecognition of long-aged operating liabilities	206,533	[1]	2,938,250	[1]	0	[1]
Government subsidies	135,265		1,484,789		1,514,570
Reimbursement from depository bank related to ADR program	92,144		240,470		0
Provision for Seed Music receivable (related party)	0		(980,000)		0
Other	35,121		99,615		(35,155)
Total	$ 745,958		$ 4,101,039		$ 1,728,538

[1]	Refer to Note 2(31).